DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Contract Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current liabilities [abstract]
Contract liabilities	$ 1,045,454	$ 978,575
Non Current liabilities [abstract]
Contract liabilities	11,717,412	10,963,157
Revenue recognized from contracts with customers	469,978	477,516
Natural Gas Transportation [Member]
Current liabilities [abstract]
Contract liabilities	360,887	360,886
Non Current liabilities [abstract]
Contract liabilities	5,902,032	6,262,944
Production and Commercialization of Liquids [Member]
Current liabilities [abstract]
Contract liabilities	345,243	263,596
Non Current liabilities [abstract]
Contract liabilities	557,671	902,915
Other Services [Member]
Current liabilities [abstract]
Contract liabilities	326,802	327,971
Non Current liabilities [abstract]
Contract liabilities	5,257,709	3,797,298
UT [Member]
Current liabilities [abstract]
Contract liabilities	12,522	26,122
Non Current liabilities [abstract]
Contract liabilities	$ 0	$ 0